Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Beginning of the year	$ 4,290	$ 6,185
Additions (i)	1,322	1,173
Recovery (i)	(188)	(296)
Exchange rate differences	709	4,177
Receivables written off during the period/year as uncollectable	(168)	(15)
Inflation adjustment	(1,378)	(6,934)
End of the year	$ 4,587	$ 4,290